SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING (Details)		3 Months Ended
		Mar. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding | shares		19,800,000	8,000,000
Fair Value of warrants | $		$ 4,033,574	$ 4,196,125
Range 1 [member]
IfrsStatementLineItems [Line Items]
Issue date	[1]	Oct. 30, 2023
Exercise price | $ / shares	[1]	$ 0.6123
Number of Warrants Outstanding | shares	[1]	6,400,000	6,400,000
Fair Value of warrants | $	[1]	$ 1,130,828	$ 3,180,543
Range 2 [member]
IfrsStatementLineItems [Line Items]
Issue date	[2]	Oct. 30, 2023
Exercise price | $ / shares	[2]	$ 0.0001
Number of Warrants Outstanding | shares	[2]		1,600,000
Fair Value of warrants | $	[2]		$ 1,015,582
Range 3 [member]
IfrsStatementLineItems [Line Items]
Issue date	[3]	Feb. 26, 2024
Exercise price | $ / shares	[3]	$ 0.1761
Number of Warrants Outstanding | shares	[3]	13,400,000
Fair Value of warrants | $	[3]	$ 2,902,746
Range 4 [member]
IfrsStatementLineItems [Line Items]
Issue date	[4]	Feb. 26, 2024
Exercise price | $ / shares	[4]	$ 0.17
Number of Warrants Outstanding | shares	[4]
Fair Value of warrants | $	[4]

[1]	The warrants expire October 30, 2028.
[2]	The warrants have no expiry date. They were exercised January 5, 2024.
[3]	The warrants expire February 26, 2029.
[4]	The warrants have no expiry date. They were exercised February 26, 2024.